SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 14:	SUBSEQUENT EVENTS

Reverse Share Split

On August 24, 2018, the company effected a 3:1 “Reverse Share Split” of its Ordinary shares. The accompanying consolidated financial statements and notes give retroactive effect to the reverse stock split for all periods presented. All fractional shares created by the Reverse Share Split have been rounded down to the nearest whole share.